Investment Objectives and Goals - Kurv Memory Select ETF	May 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KURV MEMORY SELECT ETF (TICKER: KMEM) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Memory Select ETF (the “Fund”) seeks to maximize total return.